Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Cash generated by operations	R 9,741	R 5,031	R 5,052
Dividends received	85	0	0
Interest received	171	86	69
Interest paid	(234)	(370)	(387)
Income and mining taxes paid	(584)	(24)	(55)
Cash generated by operating activities	9,179	4,723	4,679
CASH FLOW FROM INVESTING ACTIVITIES
Increase in restricted cash and investments	(48)	(21)	(15)
Amounts refunded from restricted cash and investments	34	5	187
Redemption of preference shares from associates	36	59	32
Acquisition of Mponeng operations and related assets	(3,363)	0	0
ARM BBEE Trust loan repayment	264	0	0
ARM BBEE Trust loan advanced	(264)	0	0
Capital distributions from investments	8	7	30
Proceeds from disposal of property, plant and equipment	11	2	5
Additions to property, plant and equipment	(5,142)	(3,610)	(5,036)
Cash utilised by investing activities	(8,464)	(3,558)	(4,797)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings raised	0	6,541	1,522
Borrowings repaid	(3,491)	(5,661)	(1,353)
Proceeds from the issue of shares	0	3,466	211
Partial repurchase of non-controlling interest	(5)	0	0
Dividend paid	(684)	(3)	0
Lease payments	(119)	(38)	0
Cash generated/(utilised) from financing activities	(4,299)	4,305	380
Foreign currency translation adjustments	46	(106)	25
Net increase/(decrease) in cash and cash equivalents	(3,538)	5,364	287
Cash and cash equivalents - beginning of year	6,357	993	706
Cash and cash equivalents - end of year	R 2,819	R 6,357	R 993